RELATED PARTY TRANSACTION (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RESPECTIVE RELATIONSHIP

Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:

Name of related parties	Relationship with the Group
Beijing Yihai Construction Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Beijing Jianlei International Decoration Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Wu Yue	Shareholder

SCHEDULE OF RELATED PARTIES TRANSACTION

		Six Months Ended March 3l,
Nature of transactions	Related party	2024	2025
		RMB	RMB
Revenue from engineering solutions and services of intelligent projects	Beijing Jianlei International Decoration Engineering Co., Ltd.	43,320,274	42,257,767
Total		43,320,274	42,257,767

		Six Months Ended March 3l,
Nature of transactions	Related party	2024	2025
		RMB	RMB
Purchase of services	Beijing Yihai Construction Engineering Co., Ltd.	57,940	57,940
Total		57,940	57,940

Nature of balance	Related party	As of September 30, 2024	As of March 31, 2025
		RMB	RMB
Amounts due from related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	4,525,495	3,826,469
Total		4,525,495	3,826,469

Nature of balance	Related party	As of September 30, 2024	As of March 31, 2025
		RMB	RMB
Amounts due to related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	13,894,067	-
Amounts due to related parties relating to operating activities	Beijing Yihai Construction Engineering Co., Ltd.	202,790	260,730
Amounts due to related parties relating to operating activities	Beijing Huiju Tianxia Investment Co., Ltd	350,000	350,000
Total		14,446,857	610,730